Operating Lease Liabilities (Details) - USD ($)		12 Months Ended
	Feb. 05, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease Liabilities [Line Items]
Operating lease expense		$ 384,000,000	$ 551,041,000	$ 1,221,081,000
Subsequent Event [Member]
Operating Lease Liabilities [Line Items]
Monthly price	$ 189,600